Debt (Senior Secured Credit Facilities) (Details) - USD ($) $ in Millions		12 Months Ended
	May. 12, 2015	Dec. 31, 2015	Feb. 19, 2016
Line of Credit Facility [Line Items]
Long-term debt		$ 4,014
Domestic Subsidiary [Member]
Line of Credit Facility [Line Items]
Collateral as percentage of common stock	100.00%
Foreign Subsidiary [Member]
Line of Credit Facility [Line Items]
Collateral as percentage of common stock	65.00%
The Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument term	7 years
Line of credit facility, maximum borrowing capacity	$ 1,500
Periodic payment, percentage of face amount	1.00%
Unamortized discount	$ 7	7
Stated percentage rate, minimum	3.75%
Long-term debt		1,493
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument term	5 years
Line of credit facility, maximum borrowing capacity	$ 1,000
Long-term debt		0
Letters of credit outstanding		$ 129
Commitment fee percentage	0.35%
Maximum net leverage ratio		3.50
Minimum interest coverage ratio		1.75
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage	0.20%
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage	0.35%
Revolving Credit Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Variable rate		1.25%
Revolving Credit Facility [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Variable rate	0.50%
Revolving Credit Facility [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Variable rate	1.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Variable rate		2.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Variable rate	1.50%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Variable rate	2.25%
Subsequent Event [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 750